Fees Summary	Mar. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 544,000
Previously Paid Amount	0.00
Total Fee Amount	83.29
Total Offset Amount	0.00
Net Fee	83.29
Narrative - Max Aggregate Offering Price	$ 544,000
Final Prospectus	true